As filed electronically with the Securities and Exchange Commission on May 15, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.
Post-Effective Amendment No. 174

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No. 175

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq.,

570 Carillon Parkway St. Petersburg,

Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☑	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and Transamerica Funds has duly caused this Post-Effective Amendment No. 174 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 15th day of May, 2013.

TRANSAMERICA FUNDS

/s/ Thomas A. Swank
Thomas A. Swank Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 174 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank Thomas A. Swank	Trustee, President and Chief Executive Officer	May 15, 2013

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	May 15, 2013

/s/ Leo J. Hill Leo J. Hill*	Trustee	May 15, 2013

/s/ David W. Jennings David W. Jennings*	Trustee	May 15, 2013

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	May 15, 2013

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	May 15, 2013

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	May 15, 2013

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	May 15, 2013

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	May 15, 2013

/s/ John W. Waechter John W. Waechter*	Trustee	May 15, 2013

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	May 15, 2013

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	May 15, 2013

/s/ Dennis P. Gallagher *By: Dennis P. Gallagher Dennis P. Gallagher**		May 15, 2013

**	Attorney-in-fact pursuant to powers of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 174 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document